As filed with the Securities and Exchange Commission on September 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust
 (Exact name of registrant as specified in charter)

        615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  July 31, 2008

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine Ultra Short Tax Optimized Income Fund

Principal	Security
Amount	Description	Value
Municipal Bonds - 87.4%
Alabama - 8.3%
$2,280,000	Housing Finance Authority Multi-Family Housing Revenue, Blackwood Estates - Series I
	(LOC: Colonial Bank)
	5.375%, 08/07/2008 (a)(b)	$2,280,000
3,215,000	Housing Finance Authority Multi-Family Housing Revenue, Parktowne Apartments - Series C
	(LOC: Colonial Bank)
	5.300%, 09/01/2008 (c)	3,215,000
4,130,000	Housing Finance Authority Multi-Family Housing Revenue, Sperry Landing - Series J
	(LOC: Colonial Bank)
	5.375%, 08/07/2008 (a)(b)	4,130,000
3,000,000	Mcintosh Industrial Development Board Environmental Impact Revenue, CIBA Specialty Chemicals - Series D
	5.984%, 08/01/2008 (a)(b)	3,000,000
3,200,000	Mcintosh Industrial Development Board Environmental Impact Revenue, CIBA Specialty Chemicals - Series E
	6.083%, 08/01/2008 (a)(b)	3,200,000
		15,825,000
Arizona - 4.3%
1,000,000	Phoenix Industrial Development Authority Revenue, Safeway Inc. Ice Cream Plant
	(LOC: Deutsche Bank Trust Services)
	4.000%, 10/01/2008 (a)(b)	1,000,000
7,000,000	Scottsdale Industrial Development Authority Hospital Revenue
	(CS: FSA)
	6.500%, 08/07/2008 (d)	7,000,000
150,000	Yuma Industrial Development Authority Hospital Revenue - Yuma Regional Medical Center - Series A
	(CS: FSA)
	4.000%, 08/30/2008 (d)	150,000
		8,150,000
Colorado - 3.9%
6,900,000	Educational & Cultural Facilities Revenue, National Jewish Federal Bonds
	(LOC: TD Bank N.A.)
	4.488%, 08/01/2008 (a)(b)	6,900,000
500,000	Walker Field Public Airport Authority Airport Revenue
	4.100%, 12/01/2008	498,975
		7,398,975
Florida - 5.9%
2,000,000	Citizens Property Insurance Corp., High Risk Notes - Series A-2
	(CS: Go of Corp.)
	4.500%, 06/01/2009	2,019,260
4,700,000	Sunshine State Governmental Financing Commission Revenue
	(SPA: Dexia; CS: AMBAC)
	9.973%, 08/01/2008 (a)(b)	4,700,000
4,500,000	Volusia County Housing Finance Authority Multi-Family Housing Revenue, Cape Morris Cove Partners - Series B
	(LOC: Washington Mutual Bank)
	2.443%, 08/07/2008 (a)(b)	4,500,000
		11,219,260
Georgia - 1.3%
2,000,000	Burke County Development Authority Pollution Control Revenue, Power Co. Vogtle
	4.375%, 04/01/2010 (c)	2,026,860
500,000	Douglas County Development Authority Industrial Revenue, Whirlwind Steel Buildings
	(LOC: JP Morgan Chase Bank)
	4.189%, 08/07/2008 (a)(b)	500,000
		2,526,860
Illinois - 3.2%
700,000	Des Plaines Industrial Development Revenue, MMP Properties LLC
	(LOC: JP Morgan Chase Co.)
	4.189%, 08/07/2008 (a)(b)	700,000
300,000	Development Finance Authority Industrial Revenue, SWD Inc.
	(LOC: Bank One N.A.)
	4.189%, 08/07/2008 (a)(b)	300,000
3,820,000	Granite City Solid Waste Revenue, Waste Management Inc.
	4.875%, 05/03/2010 (c)	3,817,211
1,220,000	Salem Industrial Development Revenue, Americana Building Products
	(LOC: Regions Bank)
	4.189%, 08/07/2008 (a)(b)	1,220,000
		6,037,211
Indiana - 2.6%
5,000,000	State Finance Authority, Laidig Inc.
	(LOC: Old National Bank)
	3.231%, 08/07/2008 (a)(b)	5,000,000

Iowa - 1.9%
3,600,000	Student Loan Liquidity Corp. Student Loan Revenue - Series B
	(SPA: Wells Fargo Bank; CS: AMBAC)
	4.228%, 08/07/2008 (a)(b)	3,600,000

Kentucky - 2.4%
800,000	Bardstown Industrial Revenue
	(LOC: Bank One Michigan)
	4.189%, 08/07/2008 (a)(b)	800,000
850,000	Florence Industrial Building Revenue, Turfway Pro Center LP
	(LOC: U.S. Bank N.A.)
	4.100%, 10/01/2008 (c)	851,190
2,940,000	Meade County Industrial Building Revenue, Meade Quarry Inc.
	(LOC: Old National Bank)
	4.238%, 08/07/2008 (a)(b)	2,940,000
		4,591,190
Louisiana - 2.4%
4,600,000	Jefferson Parish Industrial Development Board Industrial Revenue Bonds, Sara Lee Corp.
	7.878%, 08/01/2008 (a)(b)	4,600,000

Massachusetts - 0.4%
820,000	State Industrial Finance Agency Revenue, Asahi/America, Inc.
	(LOC: Citizens Bank of Massachusetts)
	3.125%, 03/01/2009 (c)	819,369

Michigan - 3.7%
5,500,000	State Hospital Finance Authority Revenue, Trinity Health - Series E
	(SPA: Comerica Bank; CS: AMBAC)
	2.742%, 08/07/2008 (a)(b)	5,500,000
1,500,000	Royal Oak Hospital Finance Authority, William Beaumont
	(SPA: Morgan Stanley Bank; CS: AMBAC)
	2.992%, 08/01/2008 (a)(b)	1,500,000
		7,000,000
Mississippi - 5.6%
5,600,000	Business Finance Corp., Outback 98 West LLC
	(LOC: First Tennessee Bank)
	3.889%, 08/07/2008 (a)(b)	5,600,000
5,000,000	Regional Housing Authority Multi-Family Revenue, Laurel Park Apartments
	(LOC: First Tennessee Bank)
	6.000%, 06/01/2009 (c)	5,000,000
		10,600,000
Missouri - 2.7%
3,150,000	Development Finance Board Cultural Variable Revenue
	(LOC: National City Bank)
	4.986%, 08/07/2008 (a)(b)	3,150,000
900,000	Kansas City Industrial Development Authority Revenue, Downtown Redevelopment District - Series B
	(SPA: DEPFA Bank PLC; CS: AMBAC)
	6.083%, 08/07/2008 (a)(b)	900,000
1,035,000	Springfield Industrial Development Authority Revenue, SLH Investments LLC
	(LOC: Citizens National Bank of Springfield)
	4.807%, 08/07/2008 (a)(b)	1,035,000
		5,085,000
Montana - 0.6%
1,100,000	Forsyth Pollution Control Revenue Bonds, Portland General Electric Co. - Series A
	5.200%, 05/01/2009 (c)	1,110,956

Multistate - 2.2%
4,900,000	Theop LLC
	4.303%, 01/01/2039 (a)(b)(d)(e)	4,196,409
	(Acquired 7/25/07, Cost $4,900,000)
Nevada - 0.4%
700,000	Housing Division, Multi-Unit Riverwood I & II - Series A
	(LOC: U.S. Bank N.A.)
	3.900%, 04/01/2009	701,603

New Jersey - 2.7%
	Bayonne General Obligations
1,500,000	5.000%, 09/18/2008	1,500,665
1,300,000	5.000%, 10/24/2008	1,306,422
230,000	Health Care Facilities Finance Authority Revenue, Trinitas Hospital - Series B
	6.500%, 07/01/2012	229,160
955,000	Tobacco Settlement Financing Corp. Revenue
	5.750%, 06/01/2012	1,025,097
1,000,000	Wanaque Valley Regional Sewer Authority Revenue
	5.000%, 09/26/2008	1,000,952
		5,062,296
New Mexico - 0.5%
880,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
	(LOC: American National Bank & Trust)
	4.189%, 08/07/2008 (a)(b)	880,000

New York - 0.7%
310,000	Erie County Industrial Development Agency, Rosina Foods Products
	(LOC: HSBC Bank N.A.)
	5.086%, 08/07/2008 (a)(b)	310,000
590,000	Seneca County Industrial Development Agency Civic Facility Revenue, New York Chiropractic College
	5.000%, 10/01/2009	601,051
500,000	Westchester Tobacco Asset Securitization Corp.
	5.000%, 06/01/2015	455,635
		1,366,686
North Carolina - 0.4%
675,000	Medical Care Commission Health Care Facilities Revenue, Salemtowne
	4.250%, 10/01/2008	674,608

Ohio - 10.4%
2,100,000	Clark County Health Care Facilities Revenue, Masonic Home
	(SPA: Keybank N.A.; CS: AMBAC)
	7.978%, 08/07/2008 (a)(b)	2,100,000
5,940,000	Clark County Multi-Family Housing Project, Masonic Home
	(SPA: Keybank N.A.; CS: AMBAC)
	7.978%, 08/07/2008 (a)(b)	5,940,000
2,500,000	Franklin County Hospital Revenue
	4.300%, 08/07/2008 (a)(b)	2,500,000
1,160,000	Portage County Industrial Development Revenue, Allen Aircraft Products
	3.341%, 08/07/2008 (a)(b)	1,160,000
8,000,000	State Solid Waste Revenue, Republic Services Inc.
	3.191%, 08/07/2008 (a)(b)	8,000,000
		19,700,000
Oklahoma - 0.4%
800,000	Cherokee Nation of Oklahoma National Healthcare System Revenue
	(CS: ACA)
	4.100%, 12/01/2011 (e)	788,976

Pennsylvania - 5.0%
2,600,000	Allegheny County Industrial Development Authority, Longwood - Series B
	(LOC, SPA: National City Bank; CS: RADIAN)
	4.787%, 08/01/2008 (a)(b)	2,600,000
2,000,000	Economic Development Financing Authority Exempt Facilities Revenue, PSEG Power LLC
	4.000%, 01/15/2009 (c)	2,009,000
4,800,000	South Fork Municipal Authority Hospital Revenue, Conemaugh Health Systems - Series A
	(CS: MBIA; LIQ: PNC Bank N.A.)
	4.238%, 08/01/2008 (a)(b)	4,800,000
		9,409,000
Puerto Rico - 4.2%
8,000,000	Government Development Bank for Puerto Rico Revenue
	(CS: MBIA; SPA: Credit Suisse)
	4.986%, 08/07/2008 (a)(b)	8,000,000

South Carolina - 2.3%
4,300,000	Transportation Infrastructure Bank Municipal Securities Trust Receipts
	(CS: MBIA; LIQ: Societe Generale)
	2.693%, 08/01/2008 (a)(b)	4,300,000

Tennessee - 2.5%
4,800,000	Shelby County Health, Educational and Housing Facilities Revenue
	(LOC: First Tennessee Bank)
	3.989%, 09/01/2016 (a)(b)	4,800,000

Texas - 4.7%
5,700,000	Gulf Coast Industrial Development Authority Revenue, CST Green Power LP
	(CS: Cinergy Corp.)
	5.984%, 08/07/2008 (a)(b)	5,700,000
2,000,000	Municipal Gas Acquisition & Supply Corp. Revenue - Series A
	5.000%, 12/15/2010	1,994,160
1,260,000	North Texas Tollway Authority Revenue
	4.125%, 11/19/2008	1,261,588
		8,955,748
Wisconsin - 0.3%
585,000	Appleton Industrial Development Revenue, KGB LLC/Pro Label Inc.
	(LOC: JP Morgan Chase Bank)
	4.189%, 08/07/2008 (a)(b)	585,000

Wyoming - 1.5%
2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.
	5.734%, 08/07/2008 (a)(b)	2,855,000
	Total Municipal Bonds	165,839,147
Shares
Short-Term Investments - 0.0%
10,651	SEI Tax Exempt Trust - Institutional Tax Free Fund - Class A	10,651
	Total Short-Term Investments	10,651
	Total Investments (Cost $166,461,667) - 87.4%	165,849,798
	Other Assets in Excess of Liabilities - 12.6%	23,800,718
	TOTAL NET ASSETS - 100.0%	$189,650,516

Percentages are stated as a percent of net assets.

(a) Variable Rate Security - The rate reported is the rate in effect as of July 31, 2008. The date shown is the next reset date.
(b) Maturity date represents first available put date.
(c) Put Bond
(d) Auction Rate Note
(e) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Securities restricted under Rule 144A comprised 2.6% of the Fund's net assets.
CS - Credit Support
LIQ - Liquidity Facility
LOC - Letter of Credit
SPA - Standby Purchase Agreement

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine Municipal Money Market Fund

Principal	Security
Amount	Description	Value
Municipal Bonds - 92.8%
Alabama - 0.7%
$1,325,000	Forsyth Housing Authority Multi-Family Revenue, Union Hill Apartments LP
	(LOC: Columbus Bank & Trust)
	2.633%, 08/07/2008 (a)(b)	$1,325,000
500,000	Mobile Industrial Development Board Industrial Revenue, Hosea O Weaver & Sons
	(LOC: Regions Bank)
	2.483%, 08/07/2008 (a)(b)	500,000
3,640,000	Mobile Industrial Development Board Industrial Revenue, Newark Group Industries, Inc.
	(LOC: Wachovia Bank N.A.)
	2.842%, 08/07/2008 (a)(b)	3,640,000
195,000	Montgomery Industrial Development Board Revenue, Dev-Kinpak, Inc.
	(LOC: Regions Bank)
	2.483%, 08/07/2008 (a)(b)	195,000
		5,660,000
Alaska - 0.1%
675,000	Industrial Development & Export Authority - Lot 12
	(LOC: Bank of America N.A.)
	2.812%, 08/07/2008 (a)(b)	675,000

California - 3.2%
15,000,000	DFA Municipal Trust, Floating Certificates - Series 2008-32
	(LOC, SPA: DEPFA Bank; CS: AMBAC )
	2.633%, 08/07/2008 (a)(b)	15,000,000
6,935,000	Municipal Finance Authority Revenue, San Francisco Planning
	(LOC: Pacific Capital Bank N.A.)
	2.653%, 08/07/2008 (a)(b)	6,935,000
4,600,000	Riverside County Industrial Development Authority Revenue, TRM Manufacturing, Inc.
	(LOC: California Bank & Trust)
	2.792%, 08/07/2008 (a)(b)	4,600,000
		26,535,000
Colorado - 5.2%
2,450,000	Agriculture Development Authority Revenue, Larry & Margaret Dehaan
	(LOC: Bank of Oklahoma N.A.)
	2.982%, 08/07/2008 (a)(b)	2,450,000
3,000,000	Bachelor Gulch Metropolitan District
	(LOC: Compass Bank)
	3.600%, 12/01/2008 (c)	3,000,000
1,700,000	Broomfield Village Metropolitan District Number 2, Special Obligation Revenue
	(LOC: Compass Bank)
	2.483%, 08/07/2008 (a)(b)	1,700,000
11,885,000	Educational & Cultural Facilities Authority - National Jewish Bond PG-B-1
	(LOC: TD Bank N.A.)
	4.488%, 08/01/2008 (a)(b)	11,885,000
7,875,000	Educational & Cultural Facilities Authority - National Jewish Bond PG-B-3
	(LOC: TD Bank N.A.)
	4.488%, 08/01/2008 (a)(b)	7,875,000
900,000	Housing & Finance Authority Economic Development Revenue, Casarosa & Denver Gasket
	(LOC: Keybank N.A.)
	2.483%, 08/07/2008 (a)(b)	900,000
2,490,000	Housing & Finance Authority Economic Development Revenue, Cytoskeleton, Inc.
	(LOC: Compass Bank)
	2.483%, 08/07/2008 (a)(b)	2,490,000
6,500,000	Housing & Finance Authority Economic Development Revenue, Holden Properties
	(LOC: Associated Bank N.A.)
	2.483%, 08/07/2008 (a)(b)	6,500,000
1,850,000	Housing & Finance Authority Economic Development Revenue, Stoneage, Inc. - Series A
	(LOC: California Bank & Trust)
	2.733%, 08/07/2008 (a)(b)	1,850,000
1,475,000	Housing & Finance Authority Economic Development Revenue, Top Shop - Series A
	(LOC: JP Morgan Chase Bank)
	2.483%, 08/07/2008 (a)(b)	1,475,000
1,902,000	Jefferson County Industrial Development Revenue, EPI-Center LLC
	(LOC: JP Morgan Chase Bank)
	2.483%, 08/07/2008 (a)(b)	1,902,000
1,000,000	Triview Metropolitan District
	(LOC: Compass Bank)
	3.600%, 11/01/2008 (c)	1,000,000
		43,027,000
Florida - 10.5%
20,000,000	Citizens Property Insurance Corp., High Risk Notes - Series A-2
	(CS: Go of Corp)
	4.500%, 06/01/2009 (b)	20,161,048
8,805,000	Escambia County Health Facilities Authority, Azalea Trace, Inc.
	(LOC, SPA: Bank of America N.A.; CS: Radian)
	2.294%, 08/01/2008 (a)(b)	8,805,000
12,000,000	Hillsborough County Aviation Authority, Putters - Series - 3021
	(CS: Assured; LIQ: JP Morgan Chase Bank)
	2.583%, 08/07/2008 (a)(b)	12,000,000
35,500,000	Kissimmee Utilities Authority Revenue
	(SPA: DEXIA Credit Local; CS: FSA)
	2.493%, 08/07/2008 (a)(b)	35,500,000
2,100,000	Panama City Bay County Airport
	2.100, 08/08/2008 (a)(b)	2,100,000
1,200,000	St. Johns County Industrial Development Authority Health Facilities Revenue, Coastal
	Health Care Investor
	(LOC: SunTrust Bank N.A.)
	2.742%, 08/07/2008 (a)(b)	1,200,000
6,705,000	St. Johns County Industrial Development Authority Revenue
	(LOC: Coastal Bank of Georgia)
	2.583%, 08/07/2008 (a)(b)	6,705,000
		86,471,048
Georgia - 2.6%
6,200,000	Bartow County Development Authority Multi-Family Housing Revenue
	(LOC: Compass Bank; CS: FHLMC)
	2.473%, 08/07/2008 (a)(b)	6,200,000
1,305,000	Douglas County Development Authority Industrial Revenue, Denyse Signs, Inc.
	(LOC: Bank of North Georgia)
	2.583%, 08/07/2008 (a)(b)	1,305,000
8,000,000	Gainesville & Hall County Development Authority
	(LOC: Bank of America; SPA: LaSalle Bank N.A.; CS: Radian)
	2.294%, 08/01/2008 (a)(b)	8,000,000
1,490,000	Lowndes County Development Authority Revenue
	(LOC: First State Bank & Trust )
	2.583%, 08/07/2008 (a)(b)	1,490,000
2,000,000	Turner County Development Authority Industrial Revenue
	(LOC: AmSouth Bank)
	2.483%, 08/07/2008 (a)(b)	2,000,000
2,300,000	Walton County Industrial Building Authority Revenue, Leggett & Platt, Inc.
	(LOC: Wachovia Bank N.A.)
	2.593%, 08/07/2008 (a)(b)	2,300,000
		21,295,000
Illinois - 3.9%
630,000	Carol Stream Industrial Development Revenue, MI Enterprises
	(LOC: JP Morgan Chase Bank)
	2.483%, 08/07/2008 (a)(b)	630,000
825,000	Clinton Industrial Development Revenue, McElroy Metal Mill, Inc.
	(LOC: AmSouth Bank)
	2.583%, 08/07/2008 (a)(b)	825,000
655,000	Development Finance Authority Industrial Development Revenue, Church Road Partnership
	(LOC: Bank One N.A.)
	4.189%, 08/07/2008 (a)(b)	655,000
1,625,000	Development Finance Authority Industrial Development Revenue, E Kinast - Series A
	(LOC: Bank One N.A.)
	3.281%, 08/07/2008 (a)(b)	1,625,000
440,000	Development Finance Authority Industrial Development Revenue, Fine Points LLC
	(LOC: Bank One N.A.)
	4.189%, 08/07/2008 (a)(b)	440,000
550,000	Development Finance Authority Industrial Development Revenue, Florence Corp.
	(LOC: Bank One N.A.)
	4.189%, 08/07/2008 (a)(b)	550,000
2,600,000	Development Finance Authority Industrial Development Revenue, Flying Food Fare, Inc.
	(LOC: Harris Bank N.A.)
	2.513%, 08/07/2008 (a)(b)	2,600,000
1,140,000	Development Finance Authority Industrial Development Revenue, Haskris Co.
	(LOC: Bank One N.A.)
	4.189%, 08/07/2008 (a)(b)	1,140,000
3,000,000	Development Finance Authority Industrial Development Revenue, John Hofmeister & Son
	(LOC: Harris Bank N.A.)
	2.513%, 08/07/2008 (a)(b)	3,000,000
2,800,000	Development Finance Authority Industrial Development Revenue, Maclean-Fogg Co.
	(LOC: Bank of America N.A.)
	4.189%, 08/07/2008 (a)(b)	2,800,000
1,250,000	Development Finance Authority Industrial Development Revenue, Metform Corporation
	(LOC: Bank of America N.A.)
	4.189%, 08/07/2008 (a)(b)	1,250,000
400,000	Development Finance Authority Multi-Family Revenue, Butterfield Creek
	(LOC: LaSalle Bank N.A.)
	2.533%, 08/07/2008 (a)(b)	400,000
1,625,000	Development Finance Authority Solid Waste Revenue, Develgroup LLC
	(LOC: Bank One N.A.)
	3.191%, 08/07/2008 (a)(b)	1,625,000
1,005,000	Harvard Health Care Facility Revenue, Harvard Memorial Hospital, Inc.
	(LOC: M&I Bank)
	2.553%, 08/07/2008 (a)(b)	1,005,000
6,340,000	Lakemoor Multi-Family Revenue, Jupiter Realty Corp.
	2.513%, 08/07/2008 (a)(b)	6,340,000
4,000,000	Phoenix Realty Special Account -U LP Multi-Family Revenue, Brightons Mark
	(LOC: Northern Trust)
	2.493%, 08/07/2008 (a)(b)	4,000,000
3,060,000	Woodridge Du Page Will & C Variable Revenue, Home Run Inn Frozen Foods
	(LOC: JP Morgan Chase Bank)
	4.189%, 08/07/2008 (a)(b)	3,060,000
		31,945,000
Indiana - 4.9%
1,800,000	Finance Authority Industrial Revenue, IB & B, LLC - Series A
	(LOC: Harris N.A.)
	2.513%, 08/07/2008 (a)(b)	1,800,000
15,000,000	Health & Educational Facilities Financing Authority, Floyd Memorial Hospital
	(LOC: National City Bank)
	4.238%, 08/01/2008 (a)(b)	15,000,000
19,560,000	Health & Educational Facilities Financing Authority, Howard Regional Health Systems
	(LOC: National City Bank)
	4.238%, 08/01/2008 (a)(b)	19,560,000
3,385,000	Hobart Industrial Economic Development Revenue, Jefferson LLC
	(LOC: Harris NA)
	2.513%, 08/07/2008 (a)(b)	3,385,000
470,000	Lawrence Industrial Economic Development Revenue, Southwark Metal Manufacturing Co.
	(LOC: Citizens Bank)
	2.643%, 08/07/2008 (a)(b)	470,000
		40,215,000
Iowa - 2.5%
9,135,000	Finance Authority Health Care Facilities Revenue - Series B-3 Lakes Trust Various State
	(LOC: LaSalle Bank N.A.)
	2.433%, 08/07/2008 (a)(b)	9,135,000
4,240,000	Finance Authority Solid Waste Disposal Revenue, Natural Pork Production
	(LOC: Bank of Oklahoma N.A.)
	2.982%, 08/07/2008 (a)(b)	4,240,000
4,190,000	Finance Authority Solid Waste Disposal, Jacksonville Farms, LLP
	(LOC: Bank of Oklahoma N.A.)
	2.393%, 08/07/2008 (a)(b)	4,190,000
3,370,000	Sergeant Bluff Industrial Development Revenue, Sioux City Brick & Tile
	(LOC: U.S. Bank N.A.)
	3.281%, 08/07/2008 (a)(b)	3,370,000
		20,935,000
Kansas - 0.1%
1,110,000	State Development Finance Authority, Four Seasons Apartments Project
	(LOC: U.S. Bank N.A.)
	2.503%, 08/07/2008 (a)(b)	1,110,000

Kentucky - 0.2%
300,000	Bardstown Industrial Revenue, JAV Investment LLC
	(LOC: Bank One Michigan)
	4.189%, 08/07/2008 (a)(b)	300,000
640,000	Hancock County Industrial Development Revenue, Precision Roll Grinders
	(LOC: Chase Manhattan Bank)
	4.189%, 08/07/2008 (a)(b)	640,000
380,000	Shelby County Industrial Building Revenue, Roll Forming Corp.
	(LOC: Bayerische)
	4.438%, 08/07/2008 (a)(b)	380,000
		1,320,000
Louisiana - 1.7%
2,000,000	Ascension Parish Solid Waste Disposal, AlliedSignal, Inc.
	2.583%, 08/07/2008 (a)(b)	2,000,000
3,185,000	Caddo-Bossier Parishes Port Common Revenue, Oakley Louisiana, Inc.
	(LOC: Regions Bank)
	2.483%, 08/07/2008 (a)(b)	3,185,000
8,730,000	Public Facilities Authority Revenue, Equipment & Capital Facilities
	(LOC: Hibernia National Bank N.A.)
	2.932%, 08/07/2008 (a)(b)	8,730,000
		13,915,000
Michigan - 5.5%
22,840,000	Royal Oak Hospital Finance Authority, William Beaumont
	(SPA: Morgan Stanley Bank; CS: AMBAC)
	2.992%, 08/01/2008 (a)(b)	22,840,000
390,000	Saginaw County Economic Development, FE Heat Treating
	(LOC: National City Bank)
	3.241%, 08/07/2008 (a)(b)	390,000
18,000,000	State Hospital Finance Authority Revenue, Trinity Health - Series E
	(SPA: Comerica Bank; CS: AMBAC)
	2.742%, 08/07/2008 (a)(b)	18,000,000
1,000,000	Strategic Fund Limited Obligation Revenue Series A, Waterland Battle Creek Properties LLC
	(LOC: Fifth Third Bank)
	2.792%, 08/07/2008 (a)(b)	1,000,000
190,000	Strategic Fund Limited Obligation Revenue, Fitz-Land LLC
	(LOC: National City Bank)
	3.191%, 08/07/2008 (a)(b)	190,000
1,200,000	Strategic Fund Limited Obligation Revenue, Mold Masters Co.
	(LOC: Bank One Michigan)
	4.189%, 08/07/2008 (a)(b)	1,200,000
900,000	Strategic Fund Limited Obligation Revenue, Quality Assured Plastics
	(LOC: National City Bank)
	4.189%, 08/07/2008 (a)(b)	900,000
600,000	Strategic Fund Limited Obligation Revenue, Richwood Industries, Inc.
	(LOC: Bank One Michigan)
	4.189%, 08/07/2008 (a)(b)	600,000
		45,120,000
Minnesota - 0.6%
1,630,000	Blooming Prairie Industrial Development Revenue, Metal Services
	(LOC: U.S. Bank N.A.)
	2.593%, 08/07/2008 (a)(b)	1,630,000
3,465,000	Ramsey Industrial Development Revenue, Kilkenny LLC - Series A
	(LOC: U.S. Bank N.A.)
	2.643%, 08/07/2008 (a)(b)	3,465,000
		5,095,000
Mississippi - 1.0%
5,000,000	Biloxi Housing Authority Multi-Family Housing Revenue, Bayview Place Estates
	4.650%, 08/01/2008 (a)(b)	5,000,000
2,250,000	Business Financial Corporation Industrial Development Revenue, EPCO Carbon Dioxide
	Products
	(LOC: Regions Bank)
	2.483%, 08/07/2008 (a)(b)	2,250,000
695,000	Business Financial Corporation Industrial Development Revenue, Howard Industries
	(LOC: AmSouth Bank)
	2.483%, 08/07/2008 (a)(b)	695,000
		7,945,000
Missouri - 5.1%
19,900,000	DFA Municipal Trust, Floating Certificates - Series 2008-41
	(LOC, SPA: DEPFA Bank; CS: MBIA)
	2.633%, 08/07/2008 (a)(b)	19,900,000
13,200,000	Kansas City Industrial Development Authority Revenue
	(SPA: DEPFA Bank PLC; CS: AMBAC)
	6.083%, 08/07/2008 (a)(b)	13,200,000
3,510,000	Springfield Industrial Development Authority Revenue, DMP Properties LLC
	(LOC: U.S. Bank N.A.)
	2.533%, 08/07/2008 (a)(b)	3,510,000
2,000,000	St. Joseph Industrial Development Authority Revenue,
	Albaugh, Inc. - Series A
	(LOC: U.S. Bank N.A.)
	2.633%, 08/07/2008 (a)(b)	2,000,000
800,000	State Environmental Improvement Revenue, Utilicorp United, Inc.
	(LOC: Citibank N.A.)
	4.189%, 08/07/2008 (a)(b)	800,000
2,970,000	Washington Industrial Development Authority Revenue, Clemco Industries
	(LOC: Comerica Bank)
	2.563%, 08/07/2008 (a)(b)	2,970,000
		42,380,000
Multistate - 9.2%
11,220,000	Class B Revenue Bond Certificates - Series Trust 2004-1
	(SPA: AIG)
	2.932%, 08/07/2008 (a)(b)	11,220,000
9,745,000	Class B Revenue Bond Certificates - Series Trust 2006-1
	2.932%, 08/07/2008 (a)(b)	9,745,000
7,310,000	Class B Revenue Bond Certificates - Series Trust 2008-1
	(SPA: AIG)
	3.042%, 08/07/2008 (a)(b)	7,310,000
4,775,450	Midwest Tax Exempt Bond Trust
	(LOC: Huntington National Bank)
	2.713%, 08/07/2008 (a)(b)	4,775,450
3,100,000	Revenue Bond Certificates - Series Trust 2004-13, Centennial
	(LOC: AIG)
	2.932%, 08/07/2008 (a)(b)	3,100,000
5,000,000	Revenue Bond Certificates - Series Trust 2005-1
	2.932%, 08/07/2008 (a)(b)	5,000,000
5,000,000	Revenue Bond Certificates - Series Trust 2006-2, Meridian Apartments
	2.932%, 08/07/2008 (a)(b)	5,000,000
2,000,000	Revenue Bond Certificates - Series Trust 2006-4, Wildwood Branch
	2.932%, 08/07/2008 (a)(b)	2,000,000
1,804,000	Revenue Bond Certificates - Series Trust 2006-6, Sterling
	(LIQ: AIG)
	2.932%, 08/07/2008 (a)(b)	1,804,000
10,700,000	Revenue Bond Certificates - Series Trust Variable State Revenue Bonds
	(LOC: California Bank & Trust)
	2.483%, 08/07/2008 (a)(b)	10,700,000
6,800,000	Revenue Bond Certificates - Series Trust, Bent Tree
	2.932%, 08/07/2008 (a)(b)	6,800,000
8,620,000	Revenue Bond Certificates - Series Trust, North Oak
	(LIQ: AIG)
	2.932%, 08/07/2008 (a)(b)	8,620,000
		76,074,450
New Hampshire - 0.4%
3,000,000	Health & Education Facilities Revenue
	3.490%, 04/22/2009 (b)	3,010,509

New Mexico - 0.2%
1,930,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
	(LOC: American National Bank & Trust)
	4.189%, 08/07/2008 (a)(b)	1,930,000

New York - 0.6%
225,000	Erie County Industrial Development Agency Revenue, B&G Properties and Diversified
	Control, Inc. - Class B
	(LOC: HSBC Bank)
	2.493%, 08/07/2008 (a)(b)	225,000
530,000	New York City Industrial Development Agency Civic Revenue, Peninsula Hospital Center
	(LOC: JP Morgan Chase Bank)
	4.189%, 08/07/2008 (a)(b)	530,000
4,100,000	New York, NY - Series H, H-6
	(SPA: DEXIA; CS: MBIA)
	2.742%, 08/07/2008 (a)(b)	4,100,000
		4,855,000
Ohio - 7.7%
560,000	Cuyahoga County Industrial Development Revenue, Edge Seal Technologies
	(LOC: Fifth Third Bank)
	2.483%, 08/07/2008 (a)(b)	560,000
2,100,000	Delaware County Economic Development Revenue, Columbus Zoological Park
	(LOC: Huntington National Bank)
	2.643%, 08/07/2008 (a)(b)	2,100,000
20,000,000	Franklin County Health Care Refund Improvement, Presbyterian-A
	(LOC: National City Bank)
	3.141%, 08/07/2008 (a)(b)	20,000,000
10,000,000	Franklin County Health Care Refund Improvement, Presbyterian-B
	(LOC: National City Bank)
	3.141%, 08/07/2008 (a)(b)	10,000,000
6,000,000	Louisville Healthcare Facility, St. Joseph Care Center
	(LOC: FirstMerit Bank)
	2.473%, 08/07/2008 (a)(b)	6,000,000
5,750,000	Mahoning County Hospital Facilities Revenue, Mahoning Valley Hospital, Inc.
	(LOC: Huntington National Bank)
	2.742%, 08/07/2008 (a)(b)	5,750,000
2,550,000	Portage County Industrial Development Revenue, NCSP LP
	(LOC: Huntington National Bank)
	4.189%, 08/07/2008 (a)(b)	2,550,000
1,950,000	Richland County Industrial Development Revenue, Mansfield Motel Partnership
	(LOC: Huntington National Bank)
	4.189%, 08/07/2008 (a)(b)	1,950,000
10,100,000	State Higher Educational Facilities Revenue, Antioch University
	(LOC: National City Bank)
	3.141%, 08/07/2008 (a)(b)	10,100,000
4,860,000	Summit County Port Authority, American Original Building
	(LOC: FirstMerit Bank)
	2.563%, 08/07/2008 (a)(b)	4,860,000
		63,870,000
Oklahoma - 5.1%
16,905,000	Development Finance Authority, Integris Baptist - Series A-1
	(SPA: JP Morgan Chase Bank; CS: Assured)
	2.344%, 08/07/2008 (a)(b)	16,905,000
25,000,000	DFA Municipal Trust, Floating Certificates - Series 2008-10
	(LOC, SPA: DEPFA Bank; CS: MBIA)
	2.633%, 08/07/2008 (a)(b)	25,000,000
		41,905,000
Oregon - 0.1%
500,000	Economic Development Revenue, Patrick Industries, Inc.
	(LOC: Bank One N.A.)
	4.189%, 08/07/2008 (a)(b)	500,000

Pennsylvania - 2.7%
15,000,000	Langhorne Manor Boro Higher Education Authority, Wesley Enhanced Living
	(LOC, SPA: Citizens Bank; CS: Radian)
	2.244%, 08/01/2008 (a)(b)	15,000,000
7,345,000	Philadelphia Gas Works Revenue, Putters - Series 2981
	(CS: FSA; LIQ: JP Morgan Chase Bank)
	2.882%, 08/07/2008 (a)(b)	7,345,000
		22,345,000
Rhode Island - 0.1%
900,000	Industrial Facilities Corporation Development Revenue, Greystone of Lincoln Project
	(LOC: Citizens Bank N.A.)
	2.643%, 08/07/2008 (a)(b)	900,000

South Carolina - 2.8%
6,570,000	Greenville Hospital System Board, Series A
	(SPA: Wachovia Bank N.A.; CS: AMBAC)
	2.842%, 08/07/2008 (a)(b)	6,570,000
8,900,000	Greenville Hospital System Board, Series B
	(SPA: Wachovia Bank N.A.; CS: AMBAC)
	2.842%, 08/07/2008 (a)(b)	8,900,000
4,400,000	Greenville Hospital System Board, Series C
	(SPA: Wachovia Bank N.A.; CS: AMBAC)
	2.842%, 08/07/2008 (a)(b)	4,400,000
2,850,000	Jobs-Economic Development Authority, Finn Properties LLC
	(LOC: SunTrust Bank)
	2.443%, 08/07/2008 (a)(b)	2,850,000
		22,720,000
South Dakota - 0.3%
2,555,000	Economic Development Finance Authority, Sweetman Construction Co.
	(LOC: Wells Fargo Bank N.A.)
	2.334%, 08/07/2008 (a)(b)	2,555,000

Tennessee - 1.1%
2,660,000	Brownsville Industrial Development Board Revenue, Dynametal Technologies, Inc.
	(LOC: Union Planters Bank)
	2.992%, 06/01/2009 (a)(b)	2,660,000
1,600,000	Huntingdon Industrial Development Board Revenue, Associates Rubber Co.
	(LOC: SunTrust Bank)
	2.643%, 08/07/2008 (a)(b)	1,600,000
4,365,000	Metropolitan Government Nashville and Davidson Revenue
	(LOC: Regions Bank)
	2.453%, 08/07/2008 (a)(b)	4,365,000
400,000	Rutherford County Industrial Development Board, Square D Company
	(LOC: Societe Generale)
	4.189%, 08/07/2008 (a)(b)	400,000
		9,025,000
Texas - 6.1%
1,740,000	Archer City Growth & Development, Pork Products II
	(LOC: Bank of Oklahoma N.A.)
	2.982%, 08/07/2008 (a)(b)	1,740,000
4,500,000	Brazos River Harbor Navigation District Revenue
	2.493%, 08/07/2008 (a)(b)	4,500,000
32,500,000	Port Corpus Christi Authority Nueces County Solid Waste Disposal, Flint Hills Resources LP
	2.543%, 08/07/2008 (a)(b)	32,500,000
11,600,000	Port Corpus Christi Authority Nueces County Solid Waste Disposal, Flint Hills Resources LP
	- Series A
	2.533%, 08/07/2008 (a)(b)	11,600,000
		50,340,000
Vermont - 2.4%
20,000,000	State Student Assistance Education Loan Series A-1
	(LOC: Keybank N.A.; CS: GTD)
	2.473%, 08/07/2008 (a)(b)	20,000,000

Virginia - 0.4%
1,000,000	Brunswick County Industrial Development Authority, AEGIS Waste Solutions, Inc.
	(LOC: Credit Suisse First Boston)
	4.189%, 08/07/2008 (a)(b)	1,000,000
2,000,000	Campbell County Various Industrial Development Authority Solid Waste Disposal Facilities
	(LOC: Bank of America N.A.)
	2.693%, 08/07/2008 (a)(b)	2,000,000
		3,000,000
Washington - 3.7%
1,110,000	Economic Development Finance Authority Revenue, Belina Interiors, Inc. - Series F
	(LOC: Keybank N.A.)
	2.483%, 08/07/2008 (a)(b)	1,110,000
2,745,000	Economic Development Finance Authority Revenue, Wesmar Co., Inc. - Series F
	(LOC: U.S. Bank N.A.)
	2.483%, 08/07/2008 (a)(b)	2,745,000
10,000,000	Economic Development Finance Authority, Waste Management, Inc.
	(LOC: PNC Bank N.A.)
	2.393%, 08/07/2008 (a)(b)	10,000,000
10,410,000	Health Care Facilities Authority, Multicare Health Systems
	(SPA: U.S. Bank N.A.; CS: FSA)
	2.393%, 08/01/2008 (a)(b)	10,410,000
6,125,000	Port Bellingham Industrial Development Variable Revenue, Hempler Foods Group
	(LOC: Bank of Montreal)
	2.513%, 08/07/2008 (a)(b)	6,125,000
		30,390,000
Wisconsin - 2.1%
400,000	Elkhorn Industrial Development Revenue, Lanco Precision Plus
	(LOC: Bank One N.A.)
	4.189%, 08/07/2008 (a)(b)	400,000
2,825,000	Fox Lake Redevelopment Authority Revenue, Karavan Trailers, Inc.
	(LOC: Associated Bank N.A.)
	2.563%, 08/07/2008 (a)(b)	2,825,000
980,000	Franklin Industrial Development Revenue, Howard Henz Co., Inc.
	(LOC: Associated Bank N.A.)
	3.141%, 08/07/2008 (a)(b)	980,000
1,750,000	Franklin Industrial Development Revenue, Smyczek/ECS Project
	(LOC: Wells Fargo Bank N.A.)
	4.189%, 08/07/2008 (a)(b)	1,750,000
3,900,000	Hull Industrial Development Revenue, Welcome Dairy, Inc.
	(LOC: Associated Bank N.A.)
	2.533%, 08/07/2008 (a)(b)	3,900,000
1,000,000	Mequon Industrial Development Revenue, Gateway Plastics
	(LOC: Bank One N.A.)
	4.189%, 08/07/2008 (a)(b)	1,000,000
1,700,000	Reedsburg Industrial Development Revenue, Cellox LLC
	(LOC: Associated Bank N.A.)
	3.092%, 08/07/2008 (a)(b)	1,700,000
1,475,000	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properties
	(LOC: Bank of New York)
	3.092%, 08/07/2008 (a)(b)	1,475,000
1,690,000	Sheboygan Industrial Development Revenue, Polyfab & Gill-Janssen
	(LOC: Associated Bank N.A.)
	2.563%, 08/07/2008 (a)(b)	1,690,000
1,535,000	Sturtevant Industrial Development Revenue, Andis Company
	(LOC: M&I Bank)
	2.483%, 08/07/2008 (a)(b)	1,535,000
		17,255,000
	Total Municipal Bonds	764,318,007
Shares
Money Market Funds - 0.0%
13,285	SEI Tax Exempt Trust - Institutional Tax Free Fund - Class A	13,285
	Total Money Market Funds	13,285
	Total Investments (Cost $764,331,292) - 92.8%	764,331,292
	Other Assets in Excess of Liabilities - 7.2%	59,307,582
	TOTAL NET ASSETS - 100.0%	$823,638,874

Percentages are stated as a percent of net assets.

(a) Variable Rate Security - The rate reported is the rate in effect as of July 31, 2008. The date shown is the next reset date.
(b) Maturity date represents first available put date.
(c) Put Bond
CS - Credit Support
LOC - Letter of Credit
SPA - Standby Purchase Agreement
LIQ - Liquidity Facility

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Municipal
Money Market Fund
Cost of investments	$764,311,292
Gross unrealized appreciation	0
Gross unrealized depreciation	0
Net unrealized appreciation	$0

Ultra Short Tax Optimized
Income Fund
Cost of investments	$166,461,667
Gross unrealized appreciation	157,683
Gross unrealized depreciation	(769,552)
Net unrealized depreciation	$(611,869)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Alpine Income Trust

By (Signature and Title)    /s/Samuel A. Lieber
Samuel A. Lieber, President

Date    9/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Samuel A. Lieber
Samuel A. Lieber, President

Date    9/29/2008

By (Signature and Title)    /s/Sheldon Flamm
Sheldon Flamm, Treasurer

Date    9/29/2008